Intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	$ 9,902	$ 10,192	$ 10,192
Intangible assets and goodwill, beginning balance	9,902	10,192
Additions	12	4
Disposals, intangible assets and goodwill	(5)	(5)
Amortization for the year	(255)	(262)	(251)
Impairment losses	(5)	(2)
Transfers to assets held for sale	(25)
Other transfers	(1)
Effect of movements in exchange rates	36	(25)
Intangible assets and goodwill, ending balance	9,659	9,902	10,192
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	5,431	5,447	5,447
Intangible assets and goodwill, beginning balance	5,431	5,447
Additions	0	0
Disposals, intangible assets and goodwill	(1)	(5)
Impairment losses	0	(1)
Transfers to assets held for sale	19
Other transfers	0
Effect of movements in exchange rates	16	(10)
Intangible assets and goodwill, ending balance	5,465	5,431	5,447
Brand names [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	1,684	1,689	1,689
Intangible assets and goodwill, beginning balance	1,684	1,689
Additions	0	0
Disposals, intangible assets and goodwill	0	0
Amortization for the year	(4)	(5)
Impairment losses	0	0
Transfers to assets held for sale	0
Other transfers	0
Effect of movements in exchange rates	0	0
Intangible assets and goodwill, ending balance	1,680	1,684	1,689
Customer-related intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	2,322	2,512	2,512
Intangible assets and goodwill, beginning balance	2,322	2,512
Additions	0	0
Disposals, intangible assets and goodwill	0	0
Amortization for the year	(168)	(174)
Impairment losses	0	(1)
Transfers to assets held for sale	(42)
Other transfers	0
Effect of movements in exchange rates	20	(15)
Intangible assets and goodwill, ending balance	2,132	2,322	2,512
Technology-based intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	385	463	463
Intangible assets and goodwill, beginning balance	385	463
Additions	10	2
Disposals, intangible assets and goodwill	(4)	0
Amortization for the year	(80)	(80)
Impairment losses	0	0
Transfers to assets held for sale	0
Other transfers	(1)
Effect of movements in exchange rates	0	0
Intangible assets and goodwill, ending balance	310	385	463
Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	80	81	81
Intangible assets and goodwill, beginning balance	80	81
Additions	2	2
Disposals, intangible assets and goodwill	0	0
Amortization for the year	(3)	(3)
Impairment losses	(5)	0
Transfers to assets held for sale	(2)
Other transfers	0
Effect of movements in exchange rates	0	0
Intangible assets and goodwill, ending balance	72	80	$ 81
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	11,532	11,532
Intangible assets and goodwill, beginning balance	11,532
Intangible assets and goodwill, ending balance	11,534	11,532
Gross carrying amount [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	5,431	5,431
Intangible assets and goodwill, beginning balance	5,431
Intangible assets and goodwill, ending balance	5,465	5,431
Gross carrying amount [member] | Brand names [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	1,763	1,763
Intangible assets and goodwill, beginning balance	1,763
Intangible assets and goodwill, ending balance	1,763	1,763
Gross carrying amount [member] | Customer-related intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	3,357	3,357
Intangible assets and goodwill, beginning balance	3,357
Intangible assets and goodwill, ending balance	3,321	3,357
Gross carrying amount [member] | Technology-based intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	878	878
Intangible assets and goodwill, beginning balance	878
Intangible assets and goodwill, ending balance	883	878
Gross carrying amount [member] | Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	103	103
Intangible assets and goodwill, beginning balance	103
Intangible assets and goodwill, ending balance	102	103
Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	(1,629)	(1,629)
Intangible assets and goodwill, beginning balance	(1,629)
Intangible assets and goodwill, ending balance	(1,869)	(1,629)
Accumulated depreciation and amortisation [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	0	0
Intangible assets and goodwill, beginning balance	0
Intangible assets and goodwill, ending balance	0	0
Accumulated depreciation and amortisation [member] | Brand names [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	(79)	(79)
Intangible assets and goodwill, beginning balance	(79)
Intangible assets and goodwill, ending balance	(83)	(79)
Accumulated depreciation and amortisation [member] | Customer-related intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	(1,035)	(1,035)
Intangible assets and goodwill, beginning balance	(1,035)
Intangible assets and goodwill, ending balance	(1,189)	(1,035)
Accumulated depreciation and amortisation [member] | Technology-based intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	(493)	(493)
Intangible assets and goodwill, beginning balance	(493)
Intangible assets and goodwill, ending balance	(573)	(493)
Accumulated depreciation and amortisation [member] | Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	(22)	(22)
Intangible assets and goodwill, beginning balance	(22)
Intangible assets and goodwill, ending balance	(24)	(22)
Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	(1)	(1)
Intangible assets and goodwill, beginning balance	(1)
Intangible assets and goodwill, ending balance	(6)	(1)
Accumulated impairment [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	0	0
Intangible assets and goodwill, beginning balance	0
Intangible assets and goodwill, ending balance	0	0
Accumulated impairment [member] | Brand names [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	0	0
Intangible assets and goodwill, beginning balance	0
Intangible assets and goodwill, ending balance	0	0
Accumulated impairment [member] | Customer-related intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	0	0
Intangible assets and goodwill, beginning balance	0
Intangible assets and goodwill, ending balance	0	0
Accumulated impairment [member] | Technology-based intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	0	0
Intangible assets and goodwill, beginning balance	0
Intangible assets and goodwill, ending balance	0	0
Accumulated impairment [member] | Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	(1)	(1)
Intangible assets and goodwill, beginning balance	(1)
Intangible assets and goodwill, ending balance	$ (6)	$ (1)